Note 6 - Commitments and Contingencies (Details Textual) $ in Thousands	Jun. 30, 2019 USD ($)
Estimated Litigation Liability	$ 0
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Restricted Cash and Investments, Total	530
Estimated Litigation Liability	$ 150